Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

16.       Subsequent Events

●	Effective February 6, 2018, the Company effectuated a five thousand to-one reverse stock split on its issued and outstanding common stock.

●	On February 14, 2018, the Company sold to M. DALAKOS - I. FASSOLIS - N. THEOFANOPOULOS & PARTNERS LAW FIRM, a non-U.S. creditor, a $92.6 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.00065 and (ii) 75% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.

●	On February 16, 2018, the Company sold to GENEVA ROTH REMARK HOLDINGS, INC., a $53 12% interest bearing convertible note due in nine months subject to the restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 58% of the average of the lowest three trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 115% of principal plus interest (during days 1-30) to 140% of principal plus interest (during days 151-180).

●	On March 1, 2018, the Company sold to MARINE PLUS S.A., a non-U.S. creditor, a $148 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

●	On April 17, 2018, upon full conversion of the $93 convertible promissory note to Jabro Funding Corp. plus accrued interest, the Company has issued an aggregate 1,455,083 shares of common stock to the note holder.